INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible asset, useful life			5 years 3 months		5 years 3 months
Amortization of intangible assets	$ 18	$ 18	$ 35	$ 35	$ 74	$ 19
Customer Relations [Member]
Payments to acquire intangible assets					$ 363
Finite-lived intangible asset, useful life					5 years 3 months
Amortization of intangible assets					$ 74	$ 19